Property plant and equipment net (Tables)	12 Months Ended
Sep. 30, 2025
Property, plant, and equipment, net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	As of	As of
	September 30,	September 30,
	2025	2024
Machinery and equipment	$2,322,963	$2,356,528
Property and buildings	62,048	740,140
Vehicles	24,986	25,347
Subtotal	2,409,997	3,122,015
Less: accumulated depreciation	(1,530,751)	(1,109,060)
Property and equipment, net	$879,246	$2,012,955